Schedule of Reconciliation of Movements of Facility (Details) - Long-term borrowings [member]	12 Months Ended
Jun. 30, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
At 1 July 2021	$ 30,000
Proceeds	1,987,000
Equity reserve component recognized on initial recognition	(140,720)
Interest and fees expense	544,120
Remeasurement of liability component on repurchase	122,412
Conversion	(2,542,812)
Interest and transaction costs paid
At 30 June 2022